INTANGIBLE ASSETS (Tables)	9 Months Ended	12 Months Ended
	Jul. 31, 2012	Oct. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]

The following is a summary of intangible assets as of the end of the following fiscal periods:

	(Unaudited)
	July 31, 2012	October 31, 2011
License	$651,992	$651,992
Patents	2,376,445	2,117,505
Total intangibles	3,028,437	2,769,497
Accumulated Amortization	(622,503)	(512,645)
Intangible Assets	$2,405,934	$2,256,852

The following is a summary of intangible assets as of the end of the following fiscal periods:

	October 31, 2011	October 31, 2010
License	$651,992	$651,992
Patents	2,117,505	1,854,355
Total intangibles	2,769,497	2,506,347
Accumulated Amortization	(512,645)	(380,356)
Intangible Assets	$2,256,852	$2,125,991

Schedule of Expected Amortization Expense [Table Text Block]	Estimated amortization expense for the next five years is as follows:
Year ended October 31,
2012	$140,000
2013	140,000
2014	140,000
2015	140,000
2016	140,000